NORTH SQUARE INVESTMENTS TRUST
(the “Trust”)

North Square Strategic Income Fund
Class I: ADVNX / Class A: ADVAX

North Square Advisory Research Small Cap Value Fund
Class I: ADVGX

North Square Altrinsic International Equity Fund
Class I: NSIVX

North Square McKee Bond Fund
Class R6: NMKBX / Class I: NMKYX
(collectively, the “Funds”)

Supplement dated April 27, 2023 to the Prospectus dated February 28, 2023

This supplement serves as notification of the following changes:

Effective as of the open of business on May 8, 2023, U.S. Bank Global Fund Services will cease serving as the Funds’ administrator, transfer agent and fund accountant.  Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ administrator, transfer agent and fund accountant.  Effective as of the open of business on May 8, 2023, Compass Distributors, LLC (“Compass”) will cease serving as the Funds’ distributor and, effective as of the same date, Foreside Fund Services, LLC, an affiliate of Compass, will begin serving as the Funds’ distributor.  Effective as of the open of business on May 8, 2023, Cravath & Associates, LLC will cease serving as counsel to the Funds’ Independent Trustees and, effective as of the same date, Blank Rome LLP will begin serving as counsel to the Funds’ Independent Trustees.  Effective as of the open of business on May 8, 2023, Tait, Weller & Baker LLP will cease serving as independent registered public accounting firm to the Funds and, effective as of the same date, Cohen & Company, Ltd. will begin serving as independent registered public accounting firm to the Funds.  The change in the Funds’ independent registered public accounting firm was not due to any disagreement between the Funds and the independent registered public accounting firm.  Seward & Kissel LLP will continue to serve as the Funds’ counsel.  U.S. Bank N.A. will continue to serve as the Funds’ custodian.

Accordingly, effective as of the open of business on May 8, 2023, the Funds’ Prospectus is revised as follows:

All references to “U.S. Bank Global Fund Services” as the Funds’ Administrator, Transfer Agent and Fund Accountant are deleted and replaced with “Ultimus Fund Solutions, LLC.”

All references to “Compass Distributors, LLC” as the Trust’s Distributor are deleted and replaced with “Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group).”

All references to “Cravath & Associates, LLC” as Counsel to the Independent Trustees are deleted and replaced with “Blank Rome LLP.”

The Regular Mail and Overnight Delivery addresses in “YOUR ACCOUNT WITH THE FUNDS – Methods of Buying – By mail” section and in the “YOUR ACCOUNT WITH THE FUNDS – Selling (Redeeming) Fund Shares – By mail” section beginning on page 53 in the Prospectus are deleted and replaced with the following:

Regular Mail North Square Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Overnight Delivery North Square Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

The paragraphs in “YOUR ACCOUNT WITH THE FUNDS – Methods of Buying – By wire” section beginning on page 54 in the Prospectus are deleted and replaced with the following:

You may also buy shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Transfer Agent at Shareholder Services at 1-855-551-5521 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to the Funds at the above address, to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, the custodian and the Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. The purchase price per share will be the NAV determined after the wire purchase is received by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

The first paragraph in “YOUR ACCOUNT WITH THE FUNDS – Selling (Redeeming) Fund Shares – By telephone” section beginning on page 55 in the Prospectus is deleted and replaced with the following:

To redeem shares by telephone, call the Funds at 1-855-551-5521 and specify the amount of money you wish to redeem. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wire transfers are subject to a $15 fee paid by the shareholder and your bank may charge a fee to receive wired funds. Checks sent via overnight delivery are subject to a $35 charge. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three business days.

The following is added as the third bullet point in “YOUR ACCOUNT WITH THE FUNDS – Signature Guarantee” section beginning on page 56 in the Prospectus:

•	When a redemption transmitted by wire transfer or ACH to a bank of record prior to 30 calendar days since the bank instructions were added or changed;

The following is added as the fourth paragraph in “YOUR ACCOUNT WITH THE FUNDS – Other Redemption Information” section beginning on page 57 in the Prospectus:

IRA and Coverdell Education Savings Account Maintenance Fee.  An annual account maintenance fee of $25 will be charged for each IRA and Coverdell ESA Account.

The paragraph in “YOUR ACCOUNT WITH THE FUNDS – Prospectus and Shareholder Report Mailings” section beginning on page 59 in the Prospectus is deleted and replaced with the following:

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.

The addresses for the Fund Administrator, Transfer Agent and Fund Accountant, Counsel to the Independent Trustees and Independent Registered Public Accounting Firm on the penultimate page of the Prospectus are deleted and replaced with the following:

Fund Administrator, Transfer Agent and Fund Accountant
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246
1-855-551-5521

Counsel to the Independent Trustees
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

The address for the Funds on the back cover of the Prospectus is deleted and replaced with the following:

North Square Funds
c/o Ultimus Fund Services, LLC
P.O. Box 46707
Cincinnati, OH 45246

****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Prospectus has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.  For a free paper or electronic copy of the Funds’ Prospectus, including any supplements thereto, and other information, go to the Funds’ website at www.northsquareinvest.com or call the Funds (toll-free) at 1-855-551-5521.

NORTH SQUARE INVESTMENTS TRUST
(the “Trust”)

North Square Strategic Income Fund
Class I: ADVNX / Class A: ADVAX

North Square Advisory Research Small Cap Value Fund
Class I: ADVGX

North Square Altrinsic International Equity Fund
Class I: NSIVX

North Square McKee Bond Fund
Class R6: NMKBX / Class I: NMKYX
(collectively, the “Funds”)

Supplement dated April 27, 2023 to the Statement of Additional Information
dated February 28, 2023

Effective as of the open of business on May 8, 2023, U.S. Bank Global Fund Services will cease serving as the Funds’ administrator, transfer agent and fund accountant.  Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ administrator, transfer agent and fund accountant.  Effective as of the open of business on May 8, 2023, Compass Distributors, LLC (“Compass”) will cease serving as the Funds’ distributor and, effective as of the same date, Foreside Fund Services, LLC, an affiliate of Compass, will begin serving as the Funds’ distributor.  Effective as of the open of business on May 8, 2023, Cravath & Associates, LLC will cease serving as counsel to the Funds’ Independent Trustees and, effective as of the same date, Blank Rome LLP will begin serving as counsel to the Funds’ Independent Trustees.  Effective as of the open of business on May 8, 2023, Tait, Weller & Baker LLP will cease serving as independent registered public accounting firm to the Funds and, effective as of the same date, Cohen & Company, Ltd. will begin serving as independent registered public accounting firm to the Funds.  The change in the Funds’ independent registered public accounting firm was not due to any disagreement between the Funds and the independent registered public accounting firm.  Seward & Kissel LLP will continue to serve as the Funds’ counsel.  U.S. Bank N.A. will continue to serve as the Funds’ custodian.

Accordingly, effective as of the open of business May 8, 2023, the Funds’ Statement of Additional Information (“SAI”) is revised as follows:

The address of the Trust on the cover page of the SAI is deleted and replaced with the following:

North Square Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246
1-855-551-5521

The table containing the current Trustees and officers of the Trust under the section “Management of the Funds” beginning on page B-37 of the SAI is deleted and replaced with the following:

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Trustee	08/2018 to present	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	12	None
Donald J. Herrema (1952)	Chairman of the Board and Trustee	08/2018 to present	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004).	12
Chairman and Director Emeritus, TD Funds USA (2009 - 2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018).

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015 - 2019), Adjunct Lecturer (2010 - 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	12	Director, The Vantagepoint Funds (2015 – 2016).
Interested Trustee[d]
Ian Martin (1968)	Trustee and President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019 – present); Executive Vice President (1992 – 2019), U.S. Bank Global Fund Services.	12	None

Officers of the Trust
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2015 – present).	N/A	N/A
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present
Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 – present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019 – 2022) (Vice President and Managing Counsel from 2014 – 2019).
				N/A	N/A
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present
President of Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President, Head of Fund Compliance (2020 – January 2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016 – 2020).
				N/A	N/A
a.	The business address of each Trustee and officer is North Square Investments Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the four Funds, the North Square Spectrum Alpha Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, the North Square Dynamic Small Cap Fund, the North Square Tactical Growth Fund, the North Square Tactical Defensive Fund, and the North Square Trilogy Alternative Return Fund (offered in separate Prospectuses and SAIs).

d.	Mr. Martin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.

The first two paragraphs in the “Management of the Funds – Service Providers – Administrator” section beginning on page B-51 of the SAI are deleted and replaced with the following:

Administrator, Transfer Agent and Fund Accountant. The Funds retain Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Administrator” or the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities.  The Funds also retain Ultimus to provide the Funds with fund accounting services, including calculating the Funds’ daily net asset value, necessary office equipment, personnel and facilities.  The Funds pay Ultimus for its transfer agency fund administrative services, and fund accounting services.  Officers of the Trust are also officers and/or employees of Ultimus (the Administrator, the Transfer Agent and accounting services agent for the Trust).  Prior to May 8, 2023, the Funds retained a different service provider for such services.

The paragraph in the “Management of the Funds – Service Providers – Fund Accountant, Transfer Agent and Dividend Disbursing Agent” section on page B-52 of the SAI is deleted.

The paragraph in the “Management of the Funds – Service Providers – Independent Registered Public Accounting Firm” section on page B-52 of the SAI is deleted and replaced with the following:

Independent Registered Public Accounting Firm.  Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm for the Funds.  Its services include auditing the Funds’ financial statements and the performance of related tax services.

The paragraph in the “Management of the Funds – Service Providers – Counsel to the Independent Trustees” section on page B-53 of the SAI is deleted and replaced with the following:

Counsel to the Independent Trustees.  Blank Rome LLP, 1271 Avenue of the Americas, New York, New York 10020 serves as counsel to the Independent Trustees.

The first paragraph in the “Management of the Funds – Service Providers – Distributor and the Distribution Agreement” section beginning on page B-53 of the SAI is deleted and replaced with the following:

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The following is added as the last paragraph in the “Management of the Funds – Service Providers – Distributor and the Distribution Agreement” section beginning on page B-53 of the SAI:

Prior to May 8, 2023, and pursuant to a Distribution Agreement, Compass Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, an affiliate of the Distributor, was the exclusive agent for distribution of shares of the Funds.
****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.  For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to the Funds’ website at www.northsquareinvest.com or call the Funds (toll-free) at 1-855-551-5521.